Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	COMMUNICATIONS — 1.4%
26,317	ATN International, Inc.	$1,232,952
29,247	World Wrestling Entertainment, Inc. - Class A	1,645,436
		2,878,388
	CONSUMER DISCRETIONARY — 5.3%
76,903	1-800-Flowers.com, Inc. - Class A*	2,346,310
30,607	Carter's, Inc.	2,976,225
94,512	Designer Brands, Inc.*	1,316,552
24,941	KB Home	970,704
43,526	Liquidity Services, Inc.*	940,597
39,476	Monro, Inc.	2,270,265
		10,820,653
	CONSUMER STAPLES — 3.6%
32,865	Cal-Maine Foods, Inc.	1,188,398
20,413	Chefs' Warehouse, Inc.*	664,851
46,007	Herbalife Nutrition Ltd.*,1	1,949,777
2,641	J & J Snack Foods Corp.	403,598
40,709	Nu Skin Enterprises, Inc. - Class A	1,647,493
38,991	TreeHouse Foods, Inc.*	1,554,961
		7,409,078
	ENERGY — 1.2%
228,435	NexTier Oilfield Solutions, Inc.*	1,050,801
57,997	Oceaneering International, Inc.*	772,520
215,161	Ring Energy, Inc.*	634,725
		2,458,046
	FINANCIALS — 14.1%
22,972	BankUnited, Inc.	960,689
17,655	Banner Corp.	974,733
55,644	Berkshire Hills Bancorp, Inc.	1,501,275
49,065	BRP Group, Inc. - Class A*	1,633,374
94,276	Byline Bancorp, Inc.	2,315,419
80,521	Customers Bancorp, Inc.*	3,464,013
21,371	eHealth, Inc.*	865,525
10,421	Evercore, Inc. - Class A	1,392,975
21,795	Flushing Financial Corp.	492,567
99,254	Huntington Bancshares, Inc.	1,534,467
71,623	National Bank Holdings Corp. - Class A	2,899,299
65,440	Pacific Premier Bancorp, Inc.	2,711,834
30,447	PacWest Bancorp	1,379,858

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,241	Signature Bank	$1,427,019
26,765	Texas Capital Bancshares, Inc.*	1,606,435
62,439	Veritex Holdings, Inc.	2,457,599
21,905	Voya Financial, Inc.	1,344,748
		28,961,829
	HEALTH CARE — 17.2%
62,099	Acadia Healthcare Co., Inc.*	3,960,674
28,333	Avid Bioservices, Inc.*	611,143
9,829	Charles River Laboratories International, Inc.*	4,056,134
5,209	Chemed Corp.	2,422,810
100,328	Coherus Biosciences, Inc.*	1,612,271
120,021	Cross Country Healthcare, Inc.*	2,549,246
15,112	Haemonetics Corp.*	1,066,756
27,982	HealthEquity, Inc.*	1,812,114
38,456	MEDNAX, Inc.*	1,093,304
60,913	Merit Medical Systems, Inc.*	4,373,553
25,232	ModivCare, Inc.*	4,582,636
41,077	PetIQ, Inc. - Class A*	1,025,693
38,391	Prestige Consumer Healthcare, Inc.*	2,154,119
17,118	Quidel Corp.*	2,416,206
58,429	Supernus Pharmaceuticals, Inc.*	1,558,301
		35,294,960
	INDUSTRIALS — 29.2%
31,280	Advanced Energy Industries, Inc.	2,744,820
47,848	AerCap Holdings NV*,1	2,766,093
31,552	Albany International Corp. - Class A	2,425,402
42,277	Altra Industrial Motion Corp.	2,340,032
252,623	Ardmore Shipping Corp.*,1	1,048,385
34,692	ASGN, Inc.*	3,925,053
18,482	AZZ, Inc.	983,242
32,160	Barnes Group, Inc.	1,342,037
32,908	Belden, Inc.	1,917,220
70,139	CAI International, Inc.	3,921,472
32,145	Capital Product Partners LP1	417,885
28,670	Casella Waste Systems, Inc. - Class A*	2,177,200
42,421	Columbus McKinnon Corp.	2,051,055
39,812	Dycom Industries, Inc.*	2,836,207
6,163	FTI Consulting, Inc.*	830,156
118,844	Harsco Corp.*	2,014,406
48,096	Huron Consulting Group, Inc.*	2,500,992

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
25,269	International Seaways, Inc.[1]	$460,401
44,999	Itron, Inc.*	3,403,274
54,956	KBR, Inc.	2,165,266
52,859	Matthews International Corp. - Class A	1,833,679
38,740	Mercury Systems, Inc.*	1,837,051
13,895	Novanta, Inc.*,1	2,146,778
66,122	SP Plus Corp.*	2,027,962
82,747	Team, Inc.*	249,068
48,954	Titan Machinery, Inc.*	1,268,398
242,811	U.S. Xpress Enterprises, Inc. - Class A*	2,095,459
29,919	Viad Corp.*	1,358,622
77,927	Wabash National Corp.	1,179,036
22,587	Westinghouse Air Brake Technologies Corp.	1,947,225
53,985	WillScot Mobile Mini Holdings Corp.*	1,712,404
		59,926,280
	MATERIALS — 2.1%
91,859	Alamos Gold, Inc. - Class A1	661,385
45,109	Kraton Corp.*	2,058,775
39,673	Silgan Holdings, Inc.	1,521,856
		4,242,016
	REAL ESTATE — 4.3%
81,337	Armada Hoffler Properties, Inc. - REIT	1,087,476
46,632	Community Healthcare Trust, Inc. - REIT	2,107,300
68,654	iStar, Inc. - REIT	1,721,842
37,482	Omega Healthcare Investors, Inc. - REIT	1,122,961
70,532	STAG Industrial, Inc. - REIT	2,768,381
		8,807,960
	TECHNOLOGY — 13.2%
77,511	ACI Worldwide, Inc.*	2,381,913
16,438	Aspen Technology, Inc.*	2,018,586
50,984	Benchmark Electronics, Inc.	1,361,783
11,113	BM Technologies, Inc. - Class A*	98,906
57,677	Bottomline Technologies DE, Inc.*	2,265,553
71,060	Box, Inc. - Class A*	1,681,990
133,555	CalAmp Corp.*	1,328,872
16,616	Euronet Worldwide, Inc.*	2,114,884
85,067	Infinera Corp.*	707,757
19,098	Insight Enterprises, Inc.*	1,720,348
121,165	Knowles Corp.*	2,270,632

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
48,094	MACOM Technology Solutions Holdings, Inc.*	$3,119,858
15,672	Rogers Corp.*	2,922,515
75,874	Sonos, Inc.*	2,455,283
41,493	Xperi Holding Corp.	781,728
		27,230,608
	UTILITIES — 2.1%
39,572	ALLETE, Inc.	2,355,325
47,543	Unitil Corp.	2,033,890
		4,389,215
	Total Common Stocks
	(Cost $154,662,853)	192,419,033
	EXCHANGE-TRADED FUNDS — 2.6%
12,705	iShares Russell 2000 ETF	2,779,219
16,437	iShares Russell 2000 Value ETF	2,633,700
	Total Exchange-Traded Funds
	(Cost $4,044,799)	5,412,919

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$7,619,319	UMB Bank demand deposit, 0.01%[2]	7,619,319
	Total Short-Term Investments
	(Cost $7,619,319)	7,619,319
	TOTAL INVESTMENTS — 100.0%
	(Cost $166,326,971)	205,451,271
	Liabilities in Excess of Other Assets — (0.0)%	(22,461)
	TOTAL NET ASSETS — 100.0%	$205,428,810

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.